8. Stockholders' Equity (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Common Stock
Stock issued in conversion of convertible securities			10,000,000	18,081,392
Stock issued equity financing transactions			12,131,453
Stock issued as dividends on preferred stock			262,176	2,294,487
Stock issued Conversion of Preferred Stock			1,080,000	18,081,392
Stock issued exercise of options			3,053,273	33,334
Stock issued exercise of warrants			1,379,306	795,095
Shares issued exchange for services			200,000
Principal and interest of outstanding convertible promissory notes			214,287
Deferred tax asset			$ 1,314,110	$ 0
7% Series B Convertible Preferred Stock
Shares Outstanding	0		0	1,080,000
7% Class C Convertible Preferred Stock
Shares Outstanding	2,380,952		2,380,952	2,380,952
Stock Options and Warrants
Number of shares authorized under the plan				20,000,000
Plan shares available to issue			9,639,916
Compensation expense			$ 1,129,000	$ 757,000
Fair value of stock options granted			$ 0.51	$ 0.21
Weighted-average remaining contractual life for options outstanding			6 years 9 months 18 days
Weighted-average remaining contractual life for options exercisable			5 years 10 months 24 days
Aggregate intrinsic value of options outstanding			$ 4,396,128	$ 8,588,909
Aggregate intrinsic value of options exercisable			3,379,022	5,998,770
Unrecognized compensation cost			2,270,855
Expense related to warrants issued for services			$ 18,000	$ 38,000
Warrants to purchase shares of common stock in exchange for service	202,955	50,000	75,000	297,000
Warrants to purchase shares of common stock	7,285,654	8,046,821	1,546,308	1,186,300
Warrants to purchase shares of common stock exercise price			$ 0.76	$ 0.71
Proceeds from warrant issued	$ 1,257,782	$ 656,976	$ 881,335	$ 438,550
Warrant issued exercises	1,712,529	888,334	1,379,306	795,095
2008 Stock Incentive Plan
Stock Options and Warrants
Stock options issued	317,874	1,372,000
Compensation expense	$ 358,409	$ 327,750